UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: December 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Levin Easterly Value Opportunities Fund

The Advisors’ Inner Circle Fund III

Investment Adviser:

LEVIN EASTERLY PARTNERS LLC

Annual Report	December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-833-537-3863. Your election to receive reports in paper will apply to the Levin Easterly Fund held with your financial intermediary if you invest through a financial intermediary or Levin Easterly Partners LLC if you invest directly with the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

TABLE OF CONTENTS

Shareholder Letter	1

Schedule of Investments	3

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-833-537-3863; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

LETTER TO SHAREHOLDERS (Unaudited)

Dear Shareholders,

Since the Fund’s October 2019 inception, the Fund advanced +4.0% versus gains of +6.8% for the Russell 1000 Value Index® (the “Index”). Most of the underperformance versus the Index was due to stock selection as sector allocation had a small positive effect. The strongest sectors in the Index were Information Technology (+12.5%) and Health Care (+10.9%). The worst performing sectors were Real Estate (-2.1%), and Utilities (+1.3%).

The large gains in equity markets in the fourth quarter were driven by a combination of steady if unspectacular GDP growth, strong employment data, subdued inflation, and accommodative central bank policies. While 2019 as a whole was marked by economic deceleration world-wide, especially in terms of industrial activity, U.S. consumer spending remained strong. The industrial economy in the U.S. now appears to have bottomed, and market expectations are that it will start to recover soon. In December, the U.S. and China announced a Phase I trade agreement, signed in January, apparently ending, or at least postponing, the trade war that was clearly affecting worldwide industrial activity. Also contributing to the favorable environment for equities, the yield curve steepened even as interest rates remained low overall. After cutting interest rates for the third time in October, the U.S. Federal Reserve added further stimulus by significantly expanding its balance sheet. The central banks of China and the European Union have also been accommodative.

As mentioned above, market expectations are optimistic, and the fourth quarter advance in equities was driven mostly by multiple expansion rather than per share earnings growth. While the economy appears to be poised for a recovery in industrial activity, there have not yet been discreet data points that indicate the upturn has begun. Uncertainty can also be found in a wide-open U.S. presidential election as well as numerous geopolitical risks.

The primary driving factor for the fourth quarter underperformance we believe was the dichotomy between growth/momentum stocks and value/contra-momentum stocks that persisted into October and November. Our portfolios have historically performed the best on both absolute and relative bases when value outperforms growth. Growth has generally outperformed value for several years now, and we believe it is reasonable to anticipate that that trend will eventually reverse. We continue to find many investment ideas that meet our value-oriented investment criteria, including those with catalysts in the coming months that can lead to higher individual stock prices. As contrarian value investors, we remain committed to our discipline of buying out-of-favor stocks and building portfolios that are diversified by industry and sector to lessen volatility and risk, a strategy that has served us well over many market cycles.

The top individual contributor to performance since inception within the Health Care sector was AbbVie Inc. (+13.9% gain, +71 bps contribution). We established the AbbVie position shortly after the company announced in June its intention to buy Allergan PLC, a major acquisition that investors reacted to very negatively. We think this acquisition makes excellent long-term sense for AbbVie, a view that investors seemed to increasingly embrace late in the year. AbbVie also reported strong 3rd quarter results and raised expectations for two recently approved drugs for psoriasis and rheumatoid arthritis.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

The Financials sector was the largest contributing sector since inception (+7.1%, +172 bps), followed by Health Care (+14.6%, +168 bps). Individual stocks that were significant contributors during the quarter were Intel Corp. (+15.7%, +77 bps), Citigroup (+11.6%, +51 bps) and Bank of America (+12.7%, +46 bps).

The largest individual detractors from performance since inception were Nokia Corp. (ADR) (-28.4%, -108 bps), CenterPoint Energy Inc. (-6.8%, -35 bps), Occidental Petroleum (-2.0%, -23 bps) and TreeHouse Foods Inc. (-11.4%, -23 bps). Nokia reported 3rd quarter results that included a material guide-down of 4th quarter earnings expectations and a suspension of the company’s dividend. We still expect Nokia to benefit from the 5G investment cycle, but probably not starting until the second half of 2020. CenterPoint’s subsidiary Houston Electric received a surprising negative ruling on a rate case. We believe the stock overreacted to this development and expect that the ruling will be partially reversed in early 2020. Occidental remained under pressure following the company’s ill-advised hostile acquisition of Anadarko Petroleum Corporation. We believe that management changes, perpetuated by Carl Icahn’s involvement, will help to fully realize the potential value of their excellent oil and gas properties. TreeHouse reported slightly disappointing results for the 3rd quarter and guided expectations down. We believe these issues are temporary and that TreeHouse’s recent management changes will lead to better results in 2020.

This letter represents contains manager’s opinion on market events and the Fund’s performance. It should not be regarded as investment advice or recommendation of specific securities. Investing involves risk, including the potential loss of principal. There is no guarantee the fund will achieve its investment objective.

This communication contains forward-looking statements, which reflect the views of Levin Easterly Partners LLC. These forward-looking statements can be identified by reference to words such as “believe”, “expect”, “potential”, “continue”, “may”, “will”, “should”, “seek”, “approximately”, “predict”, “intend”, “plan”, “estimate”, “anticipate” or other comparable words. These forward-looking statements are subject to various risks, uncertainties and assumptions. Accordingly, there are or will be important factors that could cause actual outcomes or results to differ materially from those indicated in these statements. Should any assumptions underlying the forward-looking statements contained herein prove to be incorrect, the actual outcome or results may differ materially from outcomes or results projected in these statements. Levin Easterly Partners LLC and its affiliates do not undertake any obligation to update or review any forward-looking statement, whether as a result of new information, future developments or otherwise, except as required by applicable law or regulation.

All information in this communication has been obtained from sources believed to be reliable but cannot be guaranteed. There can be no assurance that the investment objective for these long only strategies can be achieved and past performance is no guarantee of future results. The Russell 1000 Value Index® is a benchmark of unmanaged securities, and is not a security that can be purchased or sold.

Levin Easterly Partners LLC is an investment adviser registered with the SEC. Registration does not imply a certain level of skill or training. All information in this communication has been obtained from sources believed to be reliable but cannot be guaranteed.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

SECTOR WEIGHTINGS† (Unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

Communication Services — 9.3%
AT&T	18,896	$738,456
Comcast, Cl A	5,827	262,040
Verizon Communications	10,931	671,163
Vodafone Group ADR	28,275	546,556
Walt Disney	1,543	223,164

		2,441,379

Consumer Discretionary — 5.1%
General Motors	29,548	1,081,457
Lowe’s	2,222	266,107

		1,347,564

Consumer Staples — 11.3%
Archer-Daniels-Midland	8,355	387,254
Colgate-Palmolive	4,194	288,715
Cott	45,462	621,920
Philip Morris International	3,659	311,344
TreeHouse Foods *	16,074	779,589
Walmart	4,814	572,096

		2,960,918

Energy — 8.1%
Exxon Mobil	7,259	506,533
Occidental Petroleum	24,107	993,449
Williams	26,212	621,749

		2,121,731

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Financials — 23.2%
American International Group	23,388	$1,200,506
Bank of America	28,137	990,985
Citigroup	13,889	1,109,592
JPMorgan Chase & Co	5,071	706,898
KKR & Co	17,320	505,224
Lincoln National	10,273	606,210
Morgan Stanley	19,376	990,501

		6,109,916

Health Care — 11.1%
AbbVie	14,967	1,325,178
Cigna	1,606	328,411
Johnson & Johnson	4,663	680,192
Pfizer	15,047	589,541

		2,923,322

Industrials — 5.9%
Boeing	965	314,358
Delta Air Lines	4,237	247,780
Textron	5,094	227,193
United Technologies	5,021	751,945

		1,541,276

Information Technology — 8.0%
Apple	1,040	305,396
Intel	22,154	1,325,917
Nokia ADR	126,121	467,909

		2,099,222

Materials — 5.1%
DuPont de Nemours	20,762	1,332,920

Real Estate — 2.6%
SL Green Realty ‡	7,487	687,906

Utilities — 7.3%
CenterPoint Energy	51,589	1,406,832
Exelon	11,184	509,879

		1,916,711

Total Common Stock (Cost $24,685,520)		25,482,865

Total Investments - 97.0% (Cost $24,685,520)		$25,482,865

Percentages are based on Net Assets of $26,278,584.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $24,685,520)	$25,482,865
Cash	772,011
Dividend and Interest Receivable	47,079
Due from Adviser	21,185
Deferred Offering Costs	20,133
Prepaid Expenses	859

Total Assets	26,344,132

Liabilities:
Audit Fees Payable	23,000
Payable Due to Administrator	10,192
Legal Fees Payable	9,541
Transfer Agent Fees Payable	7,571
Printing Fees Payable	7,439
Chief Compliance Officer Fees Payable	4,000
Trustees Fees Payable	317
Distribution Fees Payable (Investor Shares)	3
Other Accrued Expenses	3,485

Total Liabilities	65,548

Net Assets	$26,278,584

Net Assets Consist of:
Paid-in Capital	$25,376,685
Total Distributable Earnings	901,899

Net Assets	$26,278,584

Institutional Shares
Net Assets	$26,252,713
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,534,873

Net Asset Value and Offering Price Per Share	$10.36

Investor Shares
Net Assets	$25,871
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,492

Net Asset Value and Offering Price Per Share	$10.38

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
PERIOD ENDED DECEMBER 31, 2019 *

STATEMENT OF OPERATIONS
Investment Income:
Dividend Income	$155,231
Interest Income	5,420
Less: Foreign Taxes Withheld	(256)

Total Investment Income	160,395

Expenses:
Investment Advisory Fees	29,517
Administration Fees	23,343
Trustees’ Fees	4,650
Chief Compliance Officer Fees	4,000
Distribution Fees (Investor Shares)	3
Audit Fees	23,000
Offering Costs	16,315
Legal Fees	12,500
Transfer Agent Fees	10,207
Printing Fees	8,000
Registration Fees	1,852
Custodian Fees	162
Other Expenses	2,709

Total Expenses	136,258

Less:
Waiver of Investment Advisory Fees	(29,517)
Reimbursement by Investment Adviser	(47,702)

Net Expenses	59,039

Net Investment Income	101,356

Net Realized Gain on Investments	111,535

Net Unrealized Appreciation on Investments	797,345

Net Realized and Unrealized Gain on Investments	908,880

Net Increase in Net Assets Resulting from Operations	$1,010,236

*    The Fund commenced operations on October 21, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2019*
Operations:
Net Investment Income	$101,356
Net Realized Gain on Investments	111,535
Net Unrealized Appreciation on Investments	797,345

Net Increase in Net Assets Resulting from Operations	1,010,236

Dividends and Distributions:
Institutional Shares	(108,234)
Investor Shares	(103)

Total Dividends and Distributions	(108,337)

Capital Share Transactions:
Institutional Shares:
Issued	25,350,098
Reinvestment of Distributions	1,390

Net Institutional Shares Capital Share Transactions	25,351,488

Investor Shares:
Issued	25,101
Reinvestment of Distributions	96

Net Investor Shares Capital Share Transactions	25,197

Net Increase in Net Assets from Capital Share Transactions	25,376,685

Total Increase in Net Assets	26,278,584

Net Assets:
Beginning of Period	–

End of Period	$26,278,584

Shares Transactions:
Institutional Shares:
Issued	2,534,738
Reinvestment of Distributions	135

Net Institutional Shares Share Transactions	2,534,873

Investor Shares:
Issued	2,483
Reinvestment of Distributions	9

Net Investor Shares Share Transactions	2,492

Net Increase in Shares Outstanding from Share Transactions	2,537,365

*     The Fund commenced operations on October 21, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.04
Net Realized and Unrealized Gain	0.36

Total from Operations	0.40

Dividends and Distributions:
Net Investment Income	(0.04)
Net Realized Gain	–(2)

Total Dividends and Distributions	(0.04)

Net Asset Value, End of Period	$10.36

Total Return†	4.03%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$26,253
Ratio of Expenses to Average Net Assets	1.20	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.77	%**
Ratio of Net Investment Income to Average Net Assets	2.06	%**
Portfolio Turnover Rate	16	%***

(1) Per shares calculations were performed using average shares for the period.

(2) Amount represents less than $0.005 per share.

*   Commenced operations on October 21, 2019.

**  Annualized.

***   Not Annualized.

†  Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Period Ended December 31, 2019*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)
Net Realized and Unrealized Gain	0.43

Total from Operations	0.42

Dividends and Distributions:
Net Investment Income	(0.04)
Net Realized Gain	–(2)

Total Dividends and Distributions	(0.04)

Net Asset Value, End of Period	$10.38

Total Return†	4.22%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$26
Ratio of Expenses to Average Net Assets	1.47	%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	3.09	%**
Ratio of Net Investment Loss to Average Net Assets	(0.36	)%**
Portfolio Turnover Rate	16	%***

(1)	Per shares calculations were performed using average shares for the period.
(2)	Amount represents less than $0.005 per share.
(3)	Ratio reflects the impact of the initial low level of average net assets of the Investor Class Shares associated with commencement of operations. Under normal asset levels, ratio would have been 1.45%.
*	Commenced operations on October 21, 2019.
**	Annualized.
***	Not Annualized.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Levin Easterly Value Opportunities Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company and invests primarily in common stocks issued by large-cap companies. Levin Easterly Partners LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund currently offers Institutional and Investor Shares. The Fund commenced operations on October 21, 2019. The financial statements of the remaining funds of the Trust are presented separately. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates – The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Federal Income Taxes – It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) – With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders – The Fund distributes its net investment income quarterly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs – Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of December 31, 2019, the Fund had $20,133 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2019, the Fund paid $23,343 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 fee for Investor Shares of the Fund is 0.25%. For the period ended December 31, 2019, the Fund paid $3 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund’s Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services. For the period ended December 31, 2019, the Fund did not pay for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets.

In addition, The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 1.20% of the average daily net assets of the Fund’s Investor Shares and Institutional Shares until April 30, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2023. As of December 31, 2019, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $77,219 expiring in 2022.

6. Investment Transactions:

For the period ended December 31, 2019, the Fund made purchases of $28,558,357 and sales of $3,984,372 in investment securities, excluding in-kind transactions, long-term U.S. Government and short-term securities. For the period ended December 31, 2019, there were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends or distributions declared during the period ended December 31, 2019 are as follows:

	Ordinary Income	Total
2019	$ 108,337	$ 108,337

As of December 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$131,511
Unrealized Appreciation	770,388

Total Net Distributable Earnings	$901,899

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$24,712,477	$1,291,197	$(520,809)	$770,388

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Value Style Risk – Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

American Depositary Receipts Risk – ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Investment Risk – The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk.

Small and Medium Capitalization Companies Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Management Risk – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

9. Concentration of Shareholders:

At December 31, 2019, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders each owning 10% of greater was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	1	99%
Investor Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Levin Easterly Value Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Levin Easterly Value Opportunities Fund (one of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the “Fund”) as of December 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 21, 2019 (commencement of operations) through December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period October 21, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 27, 2020

We have served as the auditor of one or more investment companies in Levin Easterly Partners LLC since 2019.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 21, 2019 to December 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/21/19	Ending Account Value 12/31/19	Annualized Expense Ratios	Expenses Paid During Period
Institutional Class Shares
Actual Fund Return	$1,000.00	$1,040.30	1.20%	$ 2.35*
Hypothetical 5% Return	1,000.00	1,019.16	1.20	6.11**
Investor Class Shares
Actual Fund Return	$1,000.00	$1,042.20	1.47%‡	$ 2.88*
Hypothetical 5% Return	1,000.00	1,017.80	1.47‡	7.48**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 70/365 (to reflect the commencement of operations period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

‡

Ratio reflects the impact of the initial low level of average net assets of the Investor Class Shares associated with commencement of operations. Under normal asset levels, ratio would have been 1.45%.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEE 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1.

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2.	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3.	Trustees oversee 33 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Mr. Doran is a Trustee who may be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-833-537-3863. The following chart lists Trustees and Officers as of December 31, 2019:

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds and Symmetry Panoramic Trust.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4.

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
MATTHEW M. MAHER (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Other Directorships Held in the Past Five Years

None.
None.
None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Other Directorships Held in the Past Five Years
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 12, 2019 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
DECEMBER 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended December 31, 2019, the Fund is designating the following items with regard to distributions paid during the period.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)

0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Levin Easterly Value Opportunities Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-LEP-FUND

funds.levineasterly.com

Investment Adviser

Levin Easterly Partners LLC

595 Madison Avenue, 17th Floor

New York, New York 10022

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LEV-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$530,415	None	None	$378,215	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$131,575(2)	None	None	$60,000(2)
(d)	All Other Fees	None	None	$196,284	None	None	$10,000

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by BBD LLP (“BBD”) relate to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$40,400	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $327,859 and $70,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: March 9, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: March 9, 2020

*	Print the name and title of each signing officer under his or her signature.